June 3, 2010

U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	Vanguard Chester Funds (the “Trust”) File No. 2-92948

Commissioners:

Enclosed is the 43rd Post-Effective Amendment to the Trust’s registration statement on Form N-1A for the Vanguard Chester Funds (the “Trust”). The purposes of this Amendment are to: (1) add a new series to the Trust, and (2) to make a number of non-material editorial changes. The new series will be known as Vanguard Target Retirement 2055, and will offer Investor Shares only. The outside front cover of the Funds’ prospectus and the Statement of Additional Information for the Trust includes the pre-effective language required by Rule 481(b)(2).

Pursuant to Rule 485(a) under the Securities Act of 1933, we have designated an effective date of August 18, 2010. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include (1) text addressing any SEC staff comments, and (2) updated financial statements for each of the Target Retirement series. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have requested that this 485 (a) filing be declared effective.

Please contact me at (610) 669-4294 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Michael J. Drayo
Associate Counsel

cc:	Christian Sandoe, Esquire
U.S. Securities & Exchange Commission